Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and Other Payables [abstract]
Schedule of Trade and Other Payables

As at	Note	December 31, 2021	December 31, 2020
Trade accounts payable		$82,533	$31,573
Payroll and related payables		23,311	15,878
Mining royalty payable		2,416	1,094
Other payables		12,161	3,103
Derivative liabilities		3,077	1,260
Share units payable	18(a)(b)	10,307	12,367
Total trade and other payables		$133,805	$65,275